Loss per share (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Loss per share
Net loss for the year attributable to owners of the Company | ¥	¥ (1,281,699)	¥ (1,353,608)	¥ (1,660,566)
Weighted average number of ordinary shares in issue | shares	1,108,291,000	1,064,710,000	939,286,000
Basic loss per share	¥ (1.16)	¥ (1.27)	¥ (1.77)
Diluted loss per share	(1.16)	(1.27)	(1.77)
Basic loss per ADS	(3.47)	(3.81)	(5.30)
Diluted loss per ADS	¥ (3.47)	¥ (3.81)	¥ (5.30)
ADSs ratio	3
Stock options
Loss per share
Number of shares issued | shares	1,109,938,973	1,104,233,317	1,031,149,064
Number of ordinary shares outstanding | shares	1,109,938,973	1,104,233,317	1,031,149,064